Securities purchased under agreements to resell (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities Purchased Under Agreements To Resell [Line Items]
Repledged	$ 189,308	$ 227,245
Not repledged	20,734	13,234
Total	$ 210,042	$ 240,479